7. STOCKHOLDERS EQUITY (MEMBERS DEFICIT) (Details Narrative) (USD $)	15 Months Ended					12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 10, 2013	Jun. 08, 2013	Dec. 31, 2012	Dec. 31, 2013 Iota Capital	Dec. 31, 2013 KeyStone Trading	Dec. 31, 2013 Llew Watkins
Conversion Ratio, Common Units to Common Stock	11
Common Stock, Shares Authorized		2,500,000,000		2,500,000,000	0
Common Stock, Par Value			$ 0.01	$ 0.01	$ 0.01
Common Stock Voting Rights	1
Common Stock, Shares Outstanding		416,950,000		335,000,000	0
Shares issued for services, Shares						26,950,000	30,000,000	25,000,000
Shares issued for services, Value						$ 6,737,500	$ 7,500,000	$ 6,250,000
Initial Ask Price Per Share						$ 0.25	$ 0.25	$ 0.25